Long-term debt and interest and other costs - Narratives (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Maximum borrowing capacity	€ 700,000,000	€ 700,000,000
Available credit facility	0	0
Non-committed guarantee facility	85,000,000
Non committed guarantee provided	46,800,000
Non committed credit facility with subsidiary	130,000,000
Line of credit facility, maximum cash advances included in credit facility	130,000,000
Investment income	193,900,000	16,200,000	€ 10,000,000
Interest expense	152,700,000	€ 60,800,000	€ 54,600,000
Non-committed unsecured lines of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	1,250,000,000
Berliner Glas
Debt Instrument [Line Items]
Secured long-term debt, noncurrent	€ 20,500,000
Interest rate on principal amount (in percentage)	0.50%